ACQUISITION - Schedule of Consideration Transferred, Fair Value of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Millions	May 02, 2024	Nov. 16, 2023	Jun. 30, 2024	Dec. 31, 2023
Liabilities assumed
Goodwill			$ 751	$ 121
AEL
Fair value of consideration transferred:
Cash	$ 2,525
BAM Shares transferred by the Company	1,111
Fair value of the Company’s pre-existing reinsurance agreement effectively settled	(541)
Fair value of the Company’s pre-existing interest in AEL	897
Cash consideration transferred	3,992
Assets acquired
Investments	42,960
Cash and cash equivalents	13,367
Accrued investment income	414
Value of business acquired	9,276
Reinsurance funds withheld	6,851
Property and equipment	42
Intangible assets	1,580
Other assets	668
Total assets acquired	75,158
Liabilities assumed
Future policy benefits	310
Policyholders’ account balances	61,473
Market risk benefits	2,978
Notes payable	768
Subsidiary borrowings	84
Funds withheld for reinsurance liabilities	3,371
Other liabilities	2,099
Total liabilities assumed	71,083
Less: Non-controlling interest	713
Net assets acquired	3,362
Goodwill	$ 630		630
Argo Group International Holdings
Fair value of consideration transferred:
Cash consideration transferred		$ 1,059
Assets acquired
Investments		3,460
Cash and cash equivalents		713
Accrued investment income		17
Value of business acquired		176
Reinsurance funds withheld		20
Premiums due and other receivables		332
Ceded unearned premiums		388
Deferred tax assets		54
Reinsurance recoverables		2,982
Property and equipment		85
Intangible assets		186
Other assets		166
Total assets acquired		8,579
Liabilities assumed
Policy and contract claims		5,526
Unearned premium reserve		986
Subsidiary borrowings		369
Other liabilities		451
Total liabilities assumed		7,332
Less: Non-controlling interest		137
Net assets acquired		1,110
Deferred gain on bargain purchase		$ 51	$ 51